Share Capital (Tables)	9 Months Ended
Jan. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the nine months ended January 31, 2025 and the year ended April 30, 2024, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
January 19, 2024(1)	240,000	1.48	Directors	1.48(2)	0%	77%	3.64%	5.0 years	$0.4 million
January 4, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 23, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 1, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 15, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
April 2, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
May 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
June 11, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
August 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
November 13, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 1, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 1, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
February 19, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 20, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
September 18, 2023(1)	204,767	0.86	Executives	0.86(2)	0%	77%	2.88%	10 years	$0.2 million
August 3, 2024(1)	595,000	0.86	Executives	0.86(2)	0%	77%	2.88%	10 years	$0.6 million

(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S. dollars

Summary of Changes in Stock Option

The changes in the stock options for the nine months ended January 31, 2025 and the year ended April 30, 2024 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023 (outstanding)	1,891,128	7.40	3.39
Granted	300,000	1.25	—
Expired	(564,195)	7.15	—
Forfeited	(105,566)	4.15	—
Balance, April 30, 2024 (outstanding)	1,521,367	5.90	4.28
Granted	799,767	1.24	—
Expired	(26,581)	14.10	—
Forfeited	(181,971)	1.00	—
Balance, January 31, 2025 (outstanding)	2,112,582	5.41	4.79
Unvested	(723,417)	1.39	8.88
Exercisable, January 31, 2025	1,389,165	7.50	2.66

Summary of Options Outstanding

Details of the options outstanding as of January 31, 2025 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 1, 2025	8.50	0.58	220,000	—	220,000
January 6, 2026	20.30	0.93	142,000	—	142,000
January 2, 2026	6.89	0.92	5,650	—	5,650
January 7, 2027	7.94	1.93	235,000	—	235,000
January 13, 2027	8.30	1.95	16,000	—	16,000
May 15, 2027	5.79	2.28	64,000	—	64,000
February 19, 2027(1)	5.89	2.05	7,265	—	7,265
February 19, 2028(1)	5.89	3.05	475,452	—	475,452
January 19, 2034(2)	2.13	3.97	212,225	73,333	138,892
January 4, 2033(3)	2.11	7.93	8,000	4,167	3,833
January 23, 2033(3)	2.11	7.98	8,000	4,167	3,833
March 1, 2033(3)	2.11	8.08	8,000	4,500	3,500
April 2, 2033(3)	2.11	8.17	4,000	2,333	1,667
May 8, 2033(3)	2.11	8.27	4,000	2,417	1,583
June 11, 2033(3)	2.11	8.36	8,000	5,000	3,000
August 8, 2033(3)	2.11	8.52	4,000	2,667	1,333
November 13, 2033(3)	2.11	8.79	8,000	5,833	2,167
January 1, 2034(3)	2.11	8.92	12,000	12,000	—
February 1, 2034(3)	2.11	9.01	4,000	4,000	—
February 19, 2034(3)	2.11	9.06	8,000	8,000	—
August 2, 2034(4)	1.24	9.51	658,990	595,000	63,990
Balance, January 1, 2025 (outstanding)	5.41	4.79	2,112,582	723,417	1,389,165

(1)
Exercise price of US $4.10 The figure in the table above is translated at the January 31, 2025 rate.
(2)
Exercise price of US $1.48 The figure in the table above is translated at the January 31, 2025 rate.
(3)
Exercise price of US $1.47 The figure in the table above is translated at the January 31, 2025 rate.
(4)
Exercise price of US $0.86 The figure in the table above is translated at the January 31, 2025 rate.

Details of Finder's Warrants Outstanding

Details of the finder’s warrants outstanding as of January 31, 2025 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	24.14	1.01	130,111
December 8, 2028(2)	1.44	3.85	56,650

(1)
Exercise price of US $16.81. The figure in the table above is translated at the January 31, 2025 rate.
(2)
Exercise price of US $1.00. The figure in the table above is translated at the January 31, 2025 rate.